Calvert
Small-Cap Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
Hexcel Corp.	242,046	$ 17,887,199
		$ 17,887,199
Automobile Components — 2.6%
Dorman Products, Inc.(1)	387,596	$ 47,747,951
		$ 47,747,951
Banks — 11.4%
Commerce Bancshares, Inc.	740,693	$ 38,767,872
Community Financial System, Inc.	877,265	50,390,102
First Financial Bankshares, Inc.	678,152	20,256,400
Old National Bancorp	1,414,281	31,552,609
SouthState Bank Corp.	504,180	47,448,380
Stock Yards Bancorp, Inc.	62,295	4,046,060
Webster Financial Corp.	322,730	20,312,626
		$212,774,049
Biotechnology — 0.7%
Caris Life Sciences, Inc.(1)	505,788	$13,646,160
		$13,646,160
Building Products — 11.8%
A.O. Smith Corp.	561,548	$37,556,330
AAON, Inc.(2)	186,359	14,209,874
Advanced Drainage Systems, Inc.	206,458	29,901,312
AZZ, Inc.	309,124	33,131,910
CSW Industrials, Inc.	245,995	72,206,912
Hayward Holdings, Inc.(1)	2,197,821	33,956,335
		$220,962,673
Capital Markets — 2.3%
Stifel Financial Corp.	336,084	$42,084,438
		$42,084,438
Chemicals — 3.7%
Balchem Corp.	201,562	$30,911,548
Quaker Chemical Corp.	279,926	38,436,639
		$69,348,187
Construction Materials — 0.7%
Knife River Corp.(1)	185,173	$13,026,921
		$13,026,921
Consumer Staples Distribution & Retail — 0.6%
Chefs' Warehouse, Inc.(1)	166,801	$10,396,706
		$10,396,706
Security	Shares	Value
Containers & Packaging — 1.8%
AptarGroup, Inc.	271,261	$ 33,082,992
		$ 33,082,992
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.(1)	394,219	$ 39,973,807
		$ 39,973,807
Diversified REITs — 2.4%
Essential Properties Realty Trust, Inc.	1,511,338	$ 44,826,285
		$ 44,826,285
Electric Utilities — 2.2%
IDACORP, Inc.	322,687	$40,839,267
		$40,839,267
Electrical Equipment — 1.1%
Thermon Group Holdings, Inc.(1)	573,591	$21,314,642
		$21,314,642
Electronic Equipment, Instruments & Components — 2.0%
Badger Meter, Inc.	216,820	$37,815,576
		$37,815,576
Financial Services — 1.5%
Euronet Worldwide, Inc.(1)	372,042	$28,316,117
		$28,316,117
Food Products — 1.1%
Post Holdings, Inc.(1)	208,343	$20,636,374
		$20,636,374
Ground Transportation — 1.0%
Lyft, Inc., Class A(1)	945,834	$18,320,805
		$18,320,805
Health Care Providers & Services — 7.3%
Addus HomeCare Corp.(1)	307,189	$32,989,027
Chemed Corp.	44,645	19,101,810
Option Care Health, Inc.(1)	1,277,752	40,709,179
U.S. Physical Therapy, Inc.	561,360	43,836,602
		$136,636,618
Health Care Technology — 1.1%
Certara, Inc.(1)	1,316,558	$11,598,876
HeartFlow, Inc.(1)(2)	292,547	8,527,745
		$20,126,621
Hotels, Restaurants & Leisure — 5.0%
Aramark	1,154,931	$42,570,757

Calvert
Small-Cap Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	679,095	$ 51,312,418
		$ 93,883,175
Household Durables — 1.3%
Meritage Homes Corp.	152,395	$ 10,027,591
Taylor Morrison Home Corp.(1)	225,675	13,285,487
		$ 23,313,078
Industrial REITs — 3.9%
EastGroup Properties, Inc.	179,645	$ 32,001,960
Rexford Industrial Realty, Inc.	377,146	14,603,093
Terreno Realty Corp.	444,190	26,078,395
		$72,683,448
Insurance — 5.2%
First American Financial Corp.	385,040	$23,656,858
Hamilton Insurance Group Ltd., Class B(1)	1,227,267	34,240,749
White Mountains Insurance Group Ltd.	18,838	39,145,929
		$97,043,536
IT Services — 0.3%
Wix.com Ltd.(1)	62,730	$6,517,020
		$6,517,020
Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	355,653	$20,915,953
		$20,915,953
Machinery — 8.8%
Atmus Filtration Technologies, Inc.	613,911	$31,868,120
Donaldson Co., Inc.	618,437	54,830,624
ESCO Technologies, Inc.	137,716	26,908,329
Franklin Electric Co., Inc.	522,554	49,919,584
		$163,526,657
Professional Services — 2.1%
CBIZ, Inc.(1)	764,262	$38,557,018
		$38,557,018
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.(1)	621,827	$16,403,796
Diodes, Inc.(1)	696,990	34,389,487
		$50,793,283
Software — 4.8%
Alkami Technology, Inc.(1)(2)	545,346	$12,581,132
CCC Intelligent Solutions Holdings, Inc.(1)	4,061,568	32,289,466
Descartes Systems Group, Inc.(1)	307,205	26,929,590
nCino, Inc.(1)(2)	350,378	8,983,692
Security	Shares	Value
Software (continued)
SPS Commerce, Inc.(1)	94,983	$ 8,465,835
		$ 89,249,715
Specialty Retail — 2.1%
Valvoline, Inc.(1)	1,341,236	$ 38,976,318
		$ 38,976,318
Textiles, Apparel & Luxury Goods — 2.2%
Steven Madden Ltd.(2)	973,568	$ 40,539,371
		$ 40,539,371
Trading Companies & Distributors — 2.0%
Core & Main, Inc., Class A(1)	722,700	$37,558,719
		$37,558,719
Total Common Stocks (identified cost $1,629,656,741)		$1,863,320,679

Short-Term Investments — 0.7%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(3)	9,973	$ 9,973
Total Affiliated Fund (identified cost $9,973)		$ 9,973
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(4)	13,519,528	$ 13,519,528
Total Securities Lending Collateral (identified cost $13,519,528)		$ 13,519,528
Total Short-Term Investments (identified cost $13,529,501)		$ 13,529,501
Total Investments — 100.6% (identified cost $1,643,186,242)		$1,876,850,180
Other Assets, Less Liabilities — (0.6)%		$ (11,102,798)
Net Assets — 100.0%		$1,865,747,382

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.

Calvert
Small-Cap Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $25,348,460 and the total market value of the collateral received by the Fund was $26,533,755, comprised of cash of $13,519,528 and U.S. government and/or agencies securities of $13,014,227.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,973, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$44,059,265	$103,688,255	$(147,737,547)	$ —	$ —	$9,973	$124,837	9,973

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,863,320,679(1)	$ —	$ —	$1,863,320,679
Short-Term Investments:
Affiliated Fund	9,973	—	—	9,973
Securities Lending Collateral	13,519,528	—	—	13,519,528
Total Investments	$1,876,850,180	$ —	$ —	$1,876,850,180

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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